Financial instruments - Fair values and risk management - Tanker market risk scenario (Details) - Market risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Profit or loss	$ 19,638	$ 22,601	$ 19,332
Decrease in risk variable, impact on profit (loss)	$ (19,638)	$ (22,581)	$ (19,323)